General and administrative expenses	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
General and administrative expenses

16.	General and administrative expenses

	Three months ended May 31,		Nine months ended May 31,
	2023	2022	2023	2022
Directors’ fees (Note 15)	$92	$144	$306	$331
Insurance	69	113	268	346
Office and general	47	291	107	562
Shareholder information	61	81	375	378
Professional fees	94	183	331	497
Salaries and benefits(1) (Note 15)	540	690	1,638	1,844
Consulting	115	101	292	268
Severance	-	17	-	259
Share-based compensation expense(1) (Note 15)	541	612	1,939	2,125
Travel and accommodation	47	72	150	176
Depreciation(1)	21	11	79	21
Other	7	203	21	208
Total general and administrative expenses	$1,634	$2,518	$5,506	$7,015
(1)	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.